Supplement dated April 24, 2006
  to the following Prospectus dated April 29, 2005 amended as of Oct. 3, 2005:

--------------------------------------------------------------------------------
Product Name                                                   Prospectus Form #
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RiverSource Innovations Select(SM) Variable Annuity              45313 F (10/05)
--------------------------------------------------------------------------------

The information in this supplement updates and amends certain information contained in the variable annuity prospectus listed above. Please read it carefully and keep it with your variable annuity prospectus.

Effective April 24, 2006, the following information replaces the information found in the fund table under the "The Variable Account and the Funds" section for RiverSource(SM) Variable Portfolio - Small Cap Value Fund:



------------------------------------------------------------------------------------------------------------------------------------
Fund                    Investment Objectives and Policies                               Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM)         Long-term capital appreciation. Invests primarily in equity      RiverSource Investments, adviser; River
Variable Portfolio-     securities. Under normal market conditions, at least 80%         Road Asset Management, LLC, Donald
Small Cap Value         of the Fund's net assets will be invested in small cap           Smith & Co., Inc., Franklin Portfolio
Fund                    companies with market capitalization, at the time of             Associates LLC and Barrow, Hanley,
                        investment of up to $2.5 billion or that fall within the         Mewhinney & Strauss, Inc., subadvisers.
                        range of the Russell 2000(R) Value Index.
------------------------------------------------------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.



45313-5 A (4/06)

*Valid until next prospectus update.
Destroy date: May 1, 2006.